Prepaid Expenses and Other Receivables - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current portion:
Advances to suppliers	¥ 7,341		¥ 4,881
Prepaid input value-added tax	6,000		2,598
Directors and Officers Liability Insurance premium	5,181
Rental and other deposits	4,697		2,644
Interest receivables	2,372		1,489
Claim advance on behalf of insurer	1,671		6,555
Government subsidy	1,378		1,378
Advances to staff	402		937
Others	154		114
Total prepaid expenses and other receivables	29,196	$ 4,194	20,596
Non-Current portion:
Capitalized IPO expenses	13,746		3,831
Others	417
Total	¥ 14,163		¥ 3,831